Cover	Apr. 02, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2020
Current Fiscal Year End Date	--02-01
Entity File Number	1-16097
Entity Registrant Name	Tailored Brands, Inc.
Entity Central Index Key	0000884217
Entity Tax Identification Number	47-4908760
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	6380 Rogerdale Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77072
City Area Code	281
Local Phone Number	776-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TLRD
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE